Investment Strategy	Sep. 30, 2026
Kurv Yield Premium Strategy Amazon (AMZN) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The YP Amazon Fund primarily invests under normal circumstances in common stock of Amazon.com, Inc., commonly known as Amazon, (AMZN or the “Underlying Security”) and/or derivative instruments on AMZN, backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options and forwards, as well as Preferred Securities Instruments.

Derivatives are primarily used as substitutes for the Underlying Security because they are expected to produce returns that are substantially similar to those of the Underlying Security. Derivatives used by the YP Amazon Fund are expected to produce a significant portion of the Fund’s returns. The YP Amazon Fund does not invest more than 25% of its assets in over-the-counter derivative contracts with any one counterparty.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, as well as ETPs on such instruments and options on such ETPs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETPs primarily investing in preferred securities. The YP Amazon Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The YP Amazon Fund primarily uses option contracts on the Underlying Security, including FLEX options, to gain exposure to the Underlying Security. The value of option contracts on the Underlying Security should closely track changes in the Underlying Security’s prices.

The YP Amazon Fund may gain long exposure by purchasing shares of the Underlying Security or creating a synthetic long position. To achieve a synthetic long exposure, the YP Amazon Fund may gain exposure through buying call options of the Underlying Security and, simultaneously, selling put options of the Underlying Security with the same expiries and strike prices to try to replicate the price movements of the Underlying Security. The combination of the long call options and sold put options seeks to provide the YP Amazon Fund with investment exposure to the Underlying Security for the duration of the applicable option exposure. The synthetic long position in the Underlying Security will not exceed 200% of net asset value.

Under normal circumstances, the YP Amazon Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on the Underlying Security. Additionally, for the purposes of complying with its 80% investment policy, the YP Amazon Fund will use the notional value of the derivatives it holds.

The YP Amazon Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the YP Amazon Fund may employ various option strategies to generate income and/or to preserve capital. Examples of these strategies include:

Covered Call Writing

As part of its strategy, the YP Amazon Fund may write (sell) call option contracts on the Underlying Security to generate income. If the YP Amazon Fund gains long exposure synthetically, since the Fund does not directly own shares, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the direct and synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of the Underlying Security’s call option contracts will limit the YP Amazon Fund’s participation in the appreciation in the Underlying Security’s price. If the price of the Underlying Security increases, the above-referenced synthetic exposure and/or direct holding of the Underlying Security would allow the YP Amazon Fund to experience similar percentage gains. However, if the Underlying Security’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the YP Amazon Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long Underlying Security exposure. As a result, the YP Amazon Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the Underlying Security and the sold (short) call positions on the Underlying Security) will limit the Fund’s participation in gains in the Underlying Security’s price beyond a certain point.

When the YP Amazon Fund engages in covered call writing with respect to a security, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the security on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered a long/short strategy. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the security; however, the YP Amazon Fund may write call options for an amount in excess of the value of a security position in the Fund’s portfolio.

Uncovered Call and/or Put Writing

The YP Amazon Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the Underlying Security. When writing uncovered call options, the YP Amazon Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the YP Amazon Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the YP Amazon Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the YP Amazon Fund must purchase the Underlying Security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the YP Amazon Fund will lose the difference.

The YP Amazon Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The YP Amazon Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the YP Amazon Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The YP Amazon Fund may write (sell) call or put spreads instead of stand-alone call option contracts to seek increased participation in the potential appreciation of the Underlying Security’s share price, while still generating net premium income. In a call option spread, the YP Amazon Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the YP Amazon Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The YP Amazon Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from declines in the Underlying Security’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the YP Amazon Fund may sell (write) an out-of-the-money call option (above the current market price) while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The YP Amazon Fund may purchase out-of-the-money protective put options to seek to limit loss from its Underlying Security share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The YP Amazon Fund may purchase call options to seek to gain price appreciation from the Underlying Security’s share price. The cost of the purchase may reduce the income generated in the portfolio.

The YP Amazon Fund intends to utilize traditional exchange-traded options contracts and/or Flexible Exchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The YP Amazon Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

As derivatives tracking the Underlying Security may be purchased with a fraction of the assets that would be needed to purchase the securities directly for the equivalent amount of exposure, the remainder of the YP Amazon Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the YP Amazon Fund with a view toward enhancing the Fund’s total return.

The YP Amazon Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The YP Amazon Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The YP Amazon Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments and Preferred Securities Instruments. The YP Amazon Fund may also enter into reverse repurchase agreements. The YP Amazon Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The YP Amazon Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The YP Amazon Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The YP Amazon Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

With respect to the YP Amazon Fund’s fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, except with respect to such investments, the Fund may only invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund’s fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the YP Amazon Fund’s fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The YP Amazon Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

As a result of its investment strategies, the YP Amazon Fund will be concentrated in the industry or group of industries to which AMZN is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which AMZN is assigned).

The YP Amazon Fund may lend its portfolio securities in order to generate additional income.

The YP Amazon Fund is non-diversified.

Information about Amazon.com, Inc.

Amazon.com, Inc. is a global company that serves consumers, sellers, developers, enterprises, content creators and advertisers. Amazon’s operations are organized into three segments: North America, International and Amazon Web Services (“AWS”). Amazon serves consumers through its online and physical stores and focuses on selection, price and convenience. Amazon also manufactures and sells electronic devices, develops and produces media content, and offers subscription services, including Amazon Prime.

AWS provides developers and enterprises with on-demand technology services, including compute, storage, database, analytics, artificial intelligence and machine learning services. Amazon also offers programs that enable third-party sellers to sell products in Amazon’s stores and fulfill orders using Amazon’s services. Amazon provides advertising services through sponsored advertisements, display advertising and video advertising.

Amazon also offers programs that allow authors, publishers, musicians, filmmakers, streamers and developers to publish and sell content. The YP Amazon Fund invests in Amazon’s common stock, which trades under the ticker symbol “AMZN” on the Nasdaq Global Select Market.

The YP Amazon Fund has derived all disclosures contained in this document regarding Amazon from the publicly available documents described above. Neither the YP Amazon Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the YP Amazon Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Amazon is accurate or complete. Furthermore, the YP Amazon Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Amazon have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Amazon could affect the value of the YP Amazon Fund’s investments with respect to Amazon and therefore the value of the Fund. Lastly, neither the YP Amazon Fund, the Trust nor the Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of Amazon.

See “Additional Information About the Fund” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the YP Amazon Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on the Underlying Security.
Kurv Yield Premium Strategy Apple (AAPL) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The YP Apple Fund primarily invests under normal circumstances in common stock of Apple Inc. (“AAPL” or the “Underlying Security”) and/or derivative instruments on AAPL, backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options and forwards, as well as Preferred Securities Instruments.

Derivatives are primarily used as substitutes for the Underlying Security because they are expected to produce returns that are substantially similar to those of the Underlying Security. Derivatives used by the YP Apple Fund are expected to produce a significant portion of the Fund’s returns. The YP Apple Fund does not invest more than 25% of its assets in over-the-counter derivative contracts with any one counterparty.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, as well as ETPs on such instruments and options on such ETPs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETPs primarily investing in preferred securities. The YP Apple Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The YP Apple Fund primarily uses option contracts on the Underlying Security, including FLEX options, to gain exposure to the Underlying Security. The value of option contracts on the Underlying Security should closely track changes in the Underlying Security’s prices.

The YP Apple Fund may gain long exposure by purchasing shares of the Underlying Security or creating a synthetic long position. To achieve a synthetic long exposure, the YP Apple Fund may gain exposure through buying call options of the Underlying Security and, simultaneously, selling put options of the Underlying Security with the same expiries and strike prices to try to replicate the price movements of the Underlying Security. The combination of the long call options and sold put options seeks to provide the YP Apple Fund with investment exposure to the Underlying Security for the duration of the applicable option exposure. The synthetic long position in the Underlying Security will not exceed 200% of net asset value.

Under normal circumstances, the YP Apple Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on the Underlying Security. Additionally, for the purposes of complying with its 80% investment policy, the YP Apple Fund will use the notional value of the derivatives it holds.

The YP Apple Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the YP Apple Fund may employ various option strategies to generate income and/or to preserve capital. Examples of these strategies include:

Covered Call Writing

As part of its strategy, the YP Apple Fund may write (sell) call option contracts on the Underlying Security to generate income. If the YP Apple Fund gains long exposure synthetically, since the Fund does not directly own shares, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the direct and synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of the Underlying Security’s call option contracts will limit the YP Apple Fund’s participation in the appreciation in the Underlying Security’s price. If the price of the Underlying Security increases, the above-referenced synthetic exposure and/or direct holding of the Underlying Security would allow the YP Apple Fund to experience similar percentage gains. However, if the Underlying Security’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the YP Apple Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long Underlying Security exposure. As a result, the YP Apple Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the Underlying Security and the sold (short) call positions on the Underlying Security) will limit the Fund’s participation in gains in the Underlying Security’s price beyond a certain point.

When the YP Apple Fund engages in covered call writing with respect to a security, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the security on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered a long/short strategy. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the security; however, the YP Apple Fund may write call options for an amount in excess of the value of a security position in the Fund’s portfolio.

Uncovered Call and/or Put Writing

The YP Apple Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the Underlying Security. When writing uncovered call options, the YP Apple Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the YP Apple Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the YP Apple Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the YP Apple Fund must purchase the Underlying Security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the YP Apple Fund will lose the difference.

The YP Apple Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The YP Apple Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the YP Apple Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The YP Apple Fund may write (sell) call or put spreads instead of stand-alone call option contracts to seek increased participation in the potential appreciation of the Underlying Security’s share price, while still generating net premium income. In a call option spread, the YP Apple Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the YP Apple Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The YP Apple Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from declines in the Underlying Security’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the YP Apple Fund may sell (write) an out-of-the-money call option (above the current market price) while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The YP Apple Fund may purchase out-of-the-money protective put options to seek to limit loss from its Underlying Security share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The YP Apple Fund may purchase call options to seek to gain price appreciation from the Underlying Security’s share price. The cost of the purchase may reduce the income generated in the portfolio.

The YP Apple Fund intends to utilize traditional exchange-traded options contracts and/or Flexible Exchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The YP Apple Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

As derivatives tracking the Underlying Security may be purchased with a fraction of the assets that would be needed to purchase the securities directly for the equivalent amount of exposure, the remainder of the YP Apple Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the YP Apple Fund with a view toward enhancing the Fund’s total return.

The YP Apple Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The YP Apple Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The YP Apple Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments and Preferred Securities Instruments. The YP Apple Fund may also enter into reverse repurchase agreements. The YP Apple Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The YP Apple Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The YP Apple Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The YP Apple Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

With respect to the YP Apple Fund’s fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, except with respect to such investments, the Fund may only invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund’s fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the YP Apple Fund’s fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The YP Apple Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

As a result of its investment strategies, the YP Apple Fund will be concentrated in the industry or group of industries to which AAPL is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which AAPL is assigned).

The YP Apple Fund may lend its portfolio securities in order to generate additional income.

The YP Apple Fund is non-diversified.

Information about Apple

Apple Inc. designs, manufactures and markets smartphones, personal computers, tablets, wearables and accessories, and sells a variety of related services. Apple’s principal products include iPhone, Mac, iPad, Apple Watch, AirPods, Apple Vision Pro, Apple TV, HomePod and related accessories.

Apple also offers advertising, AppleCare, cloud, digital content and payment services. Its digital-content platforms include the App Store, and its subscription-based services include Apple Arcade, Apple Fitness+, Apple Music, Apple News+ and Apple TV. The YP Apple Fund invests in Apple’s common stock, which trades under the ticker symbol “AAPL” on The Nasdaq Stock Market LLC.

The YP Apple Fund has derived all disclosures contained in this document regarding Apple from the publicly available documents described above. Neither the YP Apple Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the YP Apple Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Apple is accurate or complete. Furthermore, the YP Apple Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Apple have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Apple could affect the value of the YP Apple Fund’s investments with respect to Apple and therefore the value of the Fund. Lastly, neither the YP Apple Fund, the Trust nor the Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of Apple.

See “Additional Information About the Fund” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the YP Apple Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on the Underlying Security.
Kurv Yield Premium Strategy Google (GOOGL) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The YP Google Fund primarily invests under normal circumstances in common stock of Alphabet Inc. (“GOOGL” or the “Underlying Security”) and/or derivative instruments on GOOGL, backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options and forwards, as well as Preferred Securities Instruments.

Derivatives are primarily used as substitutes for the Underlying Security because they are expected to produce returns that are substantially similar to those of the Underlying Security. Derivatives used by the YP Google Fund are expected to produce a significant portion of the Fund’s returns. The YP Google Fund does not invest more than 25% of its assets in over-the-counter derivative contracts with any one counterparty.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, as well as ETPs on such instruments and options on such ETPs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETPs primarily investing in preferred securities. The YP Google Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The YP Google Fund primarily uses option contracts on the Underlying Security, including FLEX options, to gain exposure to the Underlying Security. The value of option contracts on the Underlying Security should closely track changes in the Underlying Security’s prices.

The YP Google Fund may gain long exposure by purchasing shares of the Underlying Security or creating a synthetic long position. To achieve a synthetic long exposure, the YP Google Fund may gain exposure through buying call options of the Underlying Security and, simultaneously, selling put options of the Underlying Security with the same expiries and strike prices to try to replicate the price movements of the Underlying Security. The combination of the long call options and sold put options seeks to provide the YP Google Fund with investment exposure to the Underlying Security for the duration of the applicable option exposure. The synthetic long position in the Underlying Security will not exceed 200% of net asset value.

Under normal circumstances, the YP Google Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on the Underlying Security. Additionally, for the purposes of complying with its 80% investment policy, the YP Google Fund will use the notional value of the derivatives it holds.

The YP Google Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the YP Google Fund may employ various option strategies to generate income and/or to preserve capital. Examples of these strategies include:

Covered Call Writing

As part of its strategy, the YP Google Fund may write (sell) call option contracts on the Underlying Security to generate income. If the YP Google Fund gains long exposure synthetically, since the Fund does not directly own shares, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the direct and synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of the Underlying Security’s call option contracts will limit the YP Google Fund’s participation in the appreciation in the Underlying Security’s price. If the price of the Underlying Security increases, the above-referenced synthetic exposure and/or direct holding of the Underlying Security would allow the YP Google Fund to experience similar percentage gains. However, if the Underlying Security’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the YP Google Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long Underlying Security exposure. As a result, the YP Google Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the Underlying Security and the sold (short) call positions on the Underlying Security) will limit the Fund’s participation in gains in the Underlying Security’s price beyond a certain point.

When the YP Google Fund engages in covered call writing with respect to a security, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the security on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered a long/short strategy. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the security; however, the YP Google Fund may write call options for an amount in excess of the value of a security position in the Fund’s portfolio.

Uncovered Call and/or Put Writing

The YP Google Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the Underlying Security. When writing uncovered call options, the YP Google Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the YP Google Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the YP Google Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the YP Google Fund must purchase the Underlying Security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the YP Google Fund will lose the difference.

The YP Google Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The YP Google Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the YP Google Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The YP Google Fund may write (sell) call or put spreads instead of stand-alone call option contracts to seek increased participation in the potential appreciation of the Underlying Security’s share price, while still generating net premium income. In a call option spread, the YP Google Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the YP Google Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The YP Google Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from declines in the Underlying Security’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the YP Google Fund may sell (write) an out-of-the-money call option (above the current market price) while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The YP Google Fund may purchase out-of-the-money protective put options to seek to limit loss from its Underlying Security share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The YP Google Fund may purchase call options to seek to gain price appreciation from the Underlying Security’s share price. The cost of the purchase may reduce the income generated in the portfolio.

The YP Google Fund intends to utilize traditional exchange-traded options contracts and/or Flexible Exchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The YP Google Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

As derivatives tracking the Underlying Security may be purchased with a fraction of the assets that would be needed to purchase the securities directly for the equivalent amount of exposure, the remainder of the YP Google Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the YP Google Fund with a view toward enhancing the Fund’s total return.

The YP Google Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The YP Google Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The YP Google Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments and Preferred Securities Instruments. The YP Google Fund may also enter into reverse repurchase agreements. The YP Google Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The YP Google Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The YP Google Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The YP Google Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

With respect to the YP Google Fund’s fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, except with respect to such investments, the Fund may only invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund’s fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the YP Google Fund’s fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The YP Google Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

As a result of its investment strategies, the YP Google Fund will be concentrated in the industry or group of industries to which GOOGL is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which GOOGL is assigned).

The YP Google Fund may lend its portfolio securities in order to generate additional income.

The YP Google Fund is non-diversified.

Information about Alphabet Inc.

Alphabet Inc. is a collection of businesses, the largest of which are Google Services and Google Cloud. Google Services’ core products and platforms include ads, Android, Chrome, hardware, Gmail, Google Drive, Google Maps, Google Photos, Google Play, Search, and YouTube. Google Cloud is a company built in the cloud. Google offers infrastructure, security, data management, analytics and AI services. Google provides businesses with features like data migration, modern development environments, and machine learning tools to provide enterprise-ready cloud services, including Google Cloud Platform and Google Workspace. The YP Google Fund invests in Class A stock, which is the voting stock.

Google Cloud Platform enables developers to build, test, and deploy applications on its highly scalable and reliable infrastructure. Google Workspace collaboration tools include apps like Gmail, Docs, Drive, Calendar and Meet, which are designed with real-time collaboration and machine intelligence to help people work smarter. Google invests in emerging businesses at various stages of development, ranging from those in the R&D phase to those that are in the beginning stages of commercialization.

The YP Google Fund has derived all disclosures contained in this document regarding Alphabet from the publicly available documents described above. Neither the YP Google Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the YP Google Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Alphabet is accurate or complete. Furthermore, the YP Google Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Alphabet have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Alphabet could affect the value of the YP Google Fund’s investments with respect to Alphabet and therefore the value of the Fund. Lastly, neither the YP Google Fund, the Trust nor the Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of Alphabet.

See “Additional Information About the Fund” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the YP Google Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on the Underlying Security.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The YP Microsoft Fund primarily invests under normal circumstances in common stock of Microsoft Corporation (“MSFT” or the “Underlying Security”) and/or derivative instruments on MSFT, backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options and forwards, as well as Preferred Securities Instruments.

Derivatives are primarily used as substitutes for the Underlying Security because they are expected to produce returns that are substantially similar to those of the Underlying Security. Derivatives used by the YP Microsoft Fund are expected to produce a significant portion of the Fund’s returns. The YP Microsoft Fund does not invest more than 25% of its assets in over-the-counter derivative contracts with any one counterparty.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, as well as ETPs on such instruments and options on such ETPs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETPs primarily investing in preferred securities. The YP Microsoft Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The YP Microsoft Fund primarily uses option contracts on the Underlying Security, including FLEX options, to gain exposure to the Underlying Security. The value of option contracts on the Underlying Security should closely track changes in the Underlying Security’s prices.

The YP Microsoft Fund may gain long exposure by purchasing shares of the Underlying Security or creating a synthetic long position. To achieve a synthetic long exposure, the YP Microsoft Fund may gain exposure through buying call options of the Underlying Security and, simultaneously, selling put options of the Underlying Security with the same expiries and strike prices to try to replicate the price movements of the Underlying Security. The combination of the long call options and sold put options seeks to provide the YP Microsoft Fund with investment exposure to the Underlying Security for the duration of the applicable option exposure. The synthetic long position in the Underlying Security will not exceed 200% of net asset value.

Under normal circumstances, the YP Microsoft Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on the Underlying Security. Additionally, for the purposes of complying with its 80% investment policy, the YP Microsoft Fund will use the notional value of the derivatives it holds.

The YP Microsoft Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the YP Microsoft Fund may employ various option strategies to generate income and/or to preserve capital. Examples of these strategies include:

Covered Call Writing

As part of its strategy, the YP Microsoft Fund may write (sell) call option contracts on the Underlying Security to generate income. If the YP Microsoft Fund gains long exposure synthetically, since the Fund does not directly own shares, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the direct and synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of the Underlying Security’s call option contracts will limit the YP Microsoft Fund’s participation in the appreciation in the Underlying Security’s price. If the price of the Underlying Security increases, the above-referenced synthetic exposure and/or direct holding of the Underlying Security would allow the YP Microsoft Fund to experience similar percentage gains. However, if the Underlying Security’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the YP Microsoft Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long Underlying Security exposure. As a result, the YP Microsoft Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the Underlying Security and the sold (short) call positions on the Underlying Security) will limit the Fund’s participation in gains in the Underlying Security’s price beyond a certain point.

When the YP Microsoft Fund engages in covered call writing with respect to a security, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the security on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered a long/short strategy. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the security; however, the YP Microsoft Fund may write call options for an amount in excess of the value of a security position in the Fund’s portfolio.

Uncovered Call and/or Put Writing

The YP Microsoft Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the Underlying Security. When writing uncovered call options, the YP Microsoft Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the YP Microsoft Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the YP Microsoft Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the YP Microsoft Fund must purchase the Underlying Security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the YP Microsoft Fund will lose the difference.

The YP Microsoft Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The YP Microsoft Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the YP Microsoft Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The YP Microsoft Fund may write (sell) call or put spreads instead of stand-alone call option contracts to seek increased participation in the potential appreciation of the Underlying Security’s share price, while still generating net premium income. In a call option spread, the YP Microsoft Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the YP Microsoft Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The YP Microsoft Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from declines in the Underlying Security’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the YP Microsoft Fund may sell (write) an out-of-the-money call option (above the current market price) while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The YP Microsoft Fund may purchase out-of-the-money protective put options to seek to limit losses resulting from declines in the Underlying Security’s share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The YP Microsoft Fund may purchase call options to seek to gain price appreciation from the Underlying Security’s share price. The cost of the purchase may reduce the income generated in the portfolio.

The YP Microsoft Fund intends to utilize traditional exchange-traded options contracts and/or Flexible Exchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The YP Microsoft Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

As derivatives tracking the Underlying Security may be purchased with a fraction of the assets that would be needed to purchase the securities directly for the equivalent amount of exposure, the remainder of the YP Microsoft Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the YP Microsoft Fund with a view toward enhancing the Fund’s total return.

The YP Microsoft Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The YP Microsoft Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The YP Microsoft Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments and Preferred Securities Instruments. The YP Microsoft Fund may also enter into reverse repurchase agreements. The YP Microsoft Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The YP Microsoft Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The YP Microsoft Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The YP Microsoft Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

With respect to the YP Microsoft Fund’s fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, except with respect to such investments, the Fund may only invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund’s fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the YP Microsoft Fund’s fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The YP Microsoft Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

As a result of its investment strategies, the YP Microsoft Fund will be concentrated in the industry or group of industries to which MSFT is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which MSFT is assigned).

The YP Microsoft Fund may lend its portfolio securities in order to generate additional income.

The YP Microsoft Fund is non-diversified.

Information about Microsoft Corporation

Microsoft Corporation is a technology company that develops and supports software, services, devices and solutions. Microsoft’s products and services include productivity and business applications, cloud-based solutions, operating systems, gaming products, search and news advertising, and enterprise software and services. Microsoft conducts its business through three segments: Productivity and Business Processes, Intelligent Cloud, and More Personal Computing. The YP Microsoft Fund invests in Microsoft common stock.

Microsoft’s products and services include Microsoft 365, Teams, Dynamics 365, LinkedIn, Azure, Windows, Xbox and Bing. Microsoft provides cloud-based infrastructure, platform and software solutions to organizations, developers and individuals. Microsoft also develops and deploys artificial intelligence technologies and integrates artificial intelligence capabilities into products and services across its portfolio.

The YP Microsoft Fund has derived all disclosures contained in this document regarding Microsoft from the publicly available documents described above. Neither the YP Microsoft Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the YP Microsoft Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Microsoft is accurate or complete. Furthermore, the YP Microsoft Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Microsoft have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Microsoft could affect the value of the YP Microsoft Fund’s investments with respect to Microsoft and therefore the value of the Fund. Lastly, neither the YP Microsoft Fund, the Trust nor the Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of Microsoft.

See “Additional Information About the Fund” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the YP Microsoft Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on the Underlying Security.
Kurv Yield Premium Strategy Netflix (NFLX) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The YP Netflix Fund primarily invests under normal circumstances in common stock of Netflix, Inc. (“NFLX” or the “Underlying Security”) and/or derivative instruments on NFLX, backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options and forwards, as well as Preferred Securities Instruments.

Derivatives are primarily used as substitutes for the Underlying Security because they are expected to produce returns that are substantially similar to those of the Underlying Security. Derivatives used by the YP Netflix Fund are expected to produce a significant portion of the Fund’s returns. The YP Netflix Fund does not invest more than 25% of its assets in over-the-counter derivative contracts with any one counterparty.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, as well as ETPs on such instruments and options on such ETPs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETPs primarily investing in preferred securities. The YP Netflix Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The YP Netflix Fund primarily uses option contracts on the Underlying Security, including FLEX options, to gain exposure to the Underlying Security. The value of option contracts on the Underlying Security should closely track changes in the Underlying Security’s prices.

The YP Netflix Fund may gain long exposure by purchasing shares of the Underlying Security or creating a synthetic long position. To achieve a synthetic long exposure, the YP Netflix Fund may gain exposure through buying call options of the Underlying Security and, simultaneously, selling put options of the Underlying Security with the same expiries and strike prices to try to replicate the price movements of the Underlying Security. The combination of the long call options and sold put options seeks to provide the YP Netflix Fund with investment exposure to the Underlying Security for the duration of the applicable option exposure. The synthetic long position in the Underlying Security will not exceed 200% of net asset value.

Under normal circumstances, the YP Netflix Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on the Underlying Security. Additionally, for the purposes of complying with its 80% investment policy, the YP Netflix Fund will use the notional value of the derivatives it holds.

The YP Netflix Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the YP Netflix Fund may employ various option strategies to generate income and/or to preserve capital. Examples of these strategies include:

Covered Call Writing

As part of its strategy, the YP Netflix Fund may write (sell) call option contracts on the Underlying Security to generate income. If the YP Netflix Fund gains long exposure synthetically, since the Fund does not directly own shares, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the direct and synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of the Underlying Security’s call option contracts will limit the YP Netflix Fund’s participation in the appreciation in the Underlying Security’s price. If the price of the Underlying Security increases, the above-referenced synthetic exposure and/or direct holding of the Underlying Security would allow the YP Netflix Fund to experience similar percentage gains. However, if the Underlying Security’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the YP Netflix Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long Underlying Security exposure. As a result, the YP Netflix Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the Underlying Security and the sold (short) call positions on the Underlying Security) will limit the Fund’s participation in gains in the Underlying Security’s price beyond a certain point.

When the YP Netflix Fund engages in covered call writing with respect to a security, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the security on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered a long/short strategy. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the security; however, the YP Netflix Fund may write call options for an amount in excess of the value of a security position in the Fund’s portfolio.

Uncovered Call and/or Put Writing

The YP Netflix Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the Underlying Security. When writing uncovered call options, the YP Netflix Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the YP Netflix Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the YP Netflix Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the YP Netflix Fund must purchase the Underlying Security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the YP Netflix Fund will lose the difference.

The YP Netflix Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The YP Netflix Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the YP Netflix Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The YP Netflix Fund may write (sell) call or put spreads instead of stand-alone call option contracts to seek increased participation in the potential appreciation of the Underlying Security’s share price, while still generating net premium income. In a call option spread, the YP Netflix Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the YP Netflix Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The YP Netflix Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from declines in the Underlying Security’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the YP Netflix Fund may sell (write) an out-of-the-money call option (above the current market price) while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The YP Netflix Fund may purchase out-of-the-money protective put options to seek to limit losses resulting from declines in the Underlying Security’s share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The YP Netflix Fund may purchase call options to seek to gain price appreciation from the Underlying Security’s share price. The cost of the purchase may reduce the income generated in the portfolio.

The YP Netflix Fund intends to utilize traditional exchange-traded options contracts and/or Flexible Exchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The YP Netflix Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

As derivatives tracking the Underlying Security may be purchased with a fraction of the assets that would be needed to purchase the securities directly for the equivalent amount of exposure, the remainder of the YP Netflix Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the YP Netflix Fund with a view toward enhancing the Fund’s total return.

The YP Netflix Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The YP Netflix Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The YP Netflix Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments and Preferred Securities Instruments. The YP Netflix Fund may also enter into reverse repurchase agreements. The YP Netflix Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The YP Netflix Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The YP Netflix Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The YP Netflix Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

With respect to the YP Netflix Fund’s fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, except with respect to such investments, the Fund may only invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund’s fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the YP Netflix Fund’s fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The YP Netflix Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

As a result of its investment strategies, the YP Netflix Fund will be concentrated in the industry or group of industries to which NFLX is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which NFLX is assigned).

The YP Netflix Fund may lend its portfolio securities in order to generate additional income.

The YP Netflix Fund is non-diversified.

Information about Netflix, Inc.

Netflix, Inc. is an entertainment company that offers TV series, films, games and live programming across a wide variety of genres and languages. Netflix members can play, pause and resume watching content, access the service across internet-connected devices and change their subscription plans at any time. Netflix offers a range of pricing plans, including an ad-supported subscription plan, to meet a variety of consumer needs. The YP Netflix Fund invests in Netflix’s common stock, which trades under the ticker symbol “NFLX” on the Nasdaq Global Select Market.

Netflix operates as one business segment and derives its revenues primarily from monthly membership fees for services related to streaming content to its members. Netflix seeks to improve its members’ experience by offering compelling content, enhancing its user interface and helping members select content they may enjoy. Netflix produces and licenses content and offers programming to members in different countries, languages and genres.

The YP Netflix Fund has derived all disclosures contained in this document regarding Netflix from the publicly available documents described above. Neither the YP Netflix Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the YP Netflix Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Netflix is accurate or complete. Furthermore, the YP Netflix Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Netflix have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Netflix could affect the value of the YP Netflix Fund’s investments with respect to Netflix and therefore the value of the Fund. Lastly, neither the YP Netflix Fund, the Trust nor the Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of Netflix.

See “Additional Information About the Fund” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the YP Netflix Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on the Underlying Security.
Kurv Yield Premium Strategy Tesla (TSLA) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The YP Tesla Fund primarily invests under normal circumstances in common stock of Tesla, Inc. (“TSLA” or the “Underlying Security”) and/or derivative instruments on TSLA, backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options and forwards, as well as Preferred Securities Instruments.

Derivatives are primarily used as substitutes for the Underlying Security because they are expected to produce returns that are substantially similar to those of the Underlying Security. Derivatives used by the YP Tesla Fund are expected to produce a significant portion of the Fund’s returns. The YP Tesla Fund does not invest more than 25% of its assets in over-the-counter derivative contracts with any one counterparty.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, as well as ETPs on such instruments and options on such ETPs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETPs primarily investing in preferred securities. The YP Tesla Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The YP Tesla Fund primarily uses option contracts on the Underlying Security, including FLEX options, to gain exposure to the Underlying Security. The value of option contracts on the Underlying Security should closely track changes in the Underlying Security’s prices.

The YP Tesla Fund may gain long exposure by purchasing shares of the Underlying Security or creating a synthetic long position. To achieve a synthetic long exposure, the YP Tesla Fund may gain exposure through buying call options of the Underlying Security and, simultaneously, selling put options of the Underlying Security with the same expiries and strike prices to try to replicate the price movements of the Underlying Security. The combination of the long call options and sold put options seeks to provide the YP Tesla Fund with investment exposure to the Underlying Security for the duration of the applicable option exposure. The synthetic long position in the Underlying Security will not exceed 200% of net asset value.

Under normal circumstances, the YP Tesla Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on the Underlying Security. Additionally, for the purposes of complying with its 80% investment policy, the YP Tesla Fund will use the notional value of the derivatives it holds.

The YP Tesla Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the YP Tesla Fund may employ various option strategies to generate income and/or to preserve capital. Examples of these strategies include:

Covered Call Writing

As part of its strategy, the YP Tesla Fund may write (sell) call option contracts on the Underlying Security to generate income. If the YP Tesla Fund gains long exposure synthetically, since the Fund does not directly own shares, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the direct and synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of the Underlying Security’s call option contracts will limit the YP Tesla Fund’s participation in the appreciation in the Underlying Security’s price. If the price of the Underlying Security increases, the above-referenced synthetic exposure and/or direct holding of the Underlying Security would allow the YP Tesla Fund to experience similar percentage gains. However, if the Underlying Security’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the YP Tesla Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long Underlying Security exposure. As a result, the YP Tesla Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the Underlying Security and the sold (short) call positions on the Underlying Security) will limit the Fund’s participation in gains in the Underlying Security’s price beyond a certain point.

When the YP Tesla Fund engages in covered call writing with respect to a security, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the security on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered a long/short strategy. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the security; however, the YP Tesla Fund may write call options for an amount in excess of the value of a security position in the Fund’s portfolio.

Uncovered Call and/or Put Writing

The YP Tesla Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the Underlying Security. When writing uncovered call options, the YP Tesla Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the YP Tesla Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the YP Tesla Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the YP Tesla Fund must purchase the Underlying Security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the YP Tesla Fund will lose the difference.

The YP Tesla Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The YP Tesla Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the YP Tesla Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The YP Tesla Fund may write (sell) call or put spreads instead of stand-alone call option contracts to seek increased participation in the potential appreciation of the Underlying Security’s share price, while still generating net premium income. In a call option spread, the YP Tesla Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the YP Tesla Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The YP Tesla Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from declines in the Underlying Security’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the YP Tesla Fund may sell (write) an out-of-the-money call option (above the current market price) while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The YP Tesla Fund may purchase out-of-the-money protective put options to seek to limit losses resulting from declines in the Underlying Security’s share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The YP Tesla Fund may purchase call options to seek to gain price appreciation from the Underlying Security’s share price. The cost of the purchase may reduce the income generated in the portfolio.

The YP Tesla Fund intends to utilize traditional exchange-traded options contracts and/or Flexible Exchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The YP Tesla Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

As derivatives tracking the Underlying Security may be purchased with a fraction of the assets that would be needed to purchase the securities directly for the equivalent amount of exposure, the remainder of the YP Tesla Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the YP Tesla Fund with a view toward enhancing the Fund’s total return.

The YP Tesla Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The YP Tesla Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The YP Tesla Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments and Preferred Securities Instruments. The YP Tesla Fund may also enter into reverse repurchase agreements. The YP Tesla Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The YP Tesla Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The YP Tesla Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The YP Tesla Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

With respect to the YP Tesla Fund’s fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, except with respect to such investments, the Fund may only invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund’s fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the YP Tesla Fund’s fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The YP Tesla Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

As a result of its investment strategies, the YP Tesla Fund will be concentrated in the industry or group of industries to which TSLA is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which TSLA is assigned).

The YP Tesla Fund may lend its portfolio securities in order to generate additional income.

The YP Tesla Fund is non-diversified.

Information about Tesla, Inc.

Tesla, Inc. is a technology and manufacturing company that designs, develops, manufactures, sells and leases fully electric vehicles and energy generation and storage systems. Tesla operates through two reportable segments: automotive and energy generation and storage. Tesla’s automotive products include Model 3, Model Y, Model S, Model X and Cybertruck, as well as Tesla Semi. Tesla’s automotive business also includes vehicle leasing, regulatory credits, used vehicles, maintenance and collision services, paid Supercharging, automotive insurance, parts and retail merchandise. The YP Tesla Fund invests in Tesla’s common stock, which trades under the ticker symbol “TSLA” on the Nasdaq Global Select Market.

Tesla’s energy products include Powerwall and Megapack battery energy storage systems, solar panels and Solar Roof. Tesla also develops artificial intelligence and software-enabled products and services, including Full Self-Driving (Supervised), Robotaxi and Optimus. Tesla provides vehicle charging through its Supercharger network and develops software to remotely control and optimize its energy storage systems, including Powerhub and Autobidder.

The YP Tesla Fund has derived all disclosures contained in this document regarding Tesla from the publicly available documents described above. Neither the YP Tesla Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the YP Tesla Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Tesla is accurate or complete. Furthermore, the YP Tesla Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Tesla have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Tesla could affect the value of the YP Tesla Fund’s investments with respect to Tesla and therefore the value of the Fund. Lastly, neither the YP Tesla Fund, the Trust nor the Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of Tesla.

See “Additional Information About the Fund” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the YP Tesla Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on the Underlying Security.